SHAREHOLDERS' (DEFICIT) EQUITY - Stock Options Outstanding and Exercisable (Details) - Stock options - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	21,055	36,425	49,040	60,212
Weighted Average Remaining Contractual Life (in years)	2 years	3 years 6 months	2 years 9 months 18 days	3 years 7 months 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 121.65	$ 93.55	$ 129.60	$ 111.20
Number Exercisable (in shares)	20,265	26,972
Weighted average exercise price of options exercisable (in dollars per share)	$ 121.81	$ 113.40
$156.00 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)		5,370
Weighted Average Remaining Contractual Life (in years)		1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)		$ 156.00
Number Exercisable (in shares)		5,370
Weighted average exercise price of options exercisable (in dollars per share)		$ 156.00
$128.00 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	2,475	2,475
Weighted Average Remaining Contractual Life (in years)	6 months	9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 128.00	$ 128.00
Number Exercisable (in shares)	2,475	2,475
Weighted average exercise price of options exercisable (in dollars per share)	$ 128.00	$ 128.00
$106.00 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	9,830	9,830
Weighted Average Remaining Contractual Life (in years)	1 year 9 months 18 days	2 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 106.00	$ 106.00
Number Exercisable (in shares)	9,830	8,874
Weighted average exercise price of options exercisable (in dollars per share)	$ 106.00	$ 106.00
$112.00 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	1,500	1,500
Weighted Average Remaining Contractual Life (in years)	2 years	2 years 3 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 112.00	$ 112.00
Number Exercisable (in shares)	1,300	1,300
Weighted average exercise price of options exercisable (in dollars per share)	$ 112.00	$ 112.00
$153.00 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	5,750	5,750
Weighted Average Remaining Contractual Life (in years)	2 years 6 months	2 years 9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 153.00	$ 153.00
Number Exercisable (in shares)	5,560	4,719
Weighted average exercise price of options exercisable (in dollars per share)	$ 153.00	$ 153.00
$103.20 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)	1,500	1,500
Weighted Average Remaining Contractual Life (in years)	2 years 10 months 24 days	3 years 2 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 103.20	$ 103.20
Number Exercisable (in shares)	1,100	900
Weighted average exercise price of options exercisable (in dollars per share)	$ 103.20	$ 103.20
$0.86 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)		10,000
Weighted Average Remaining Contractual Life (in years)		4 years 6 months
Weighted average exercise price of options outstanding (in dollars per share)		$ 0.86
Number Exercisable (in shares)		3,334
Weighted average exercise price of options exercisable (in dollars per share)		$ 0.86
$93.55 Exercise Price Per Share
SHAREHOLDERS' EQUITY (DEFICIT)
Options Outstanding (in shares)		36,425
Weighted Average Remaining Contractual Life (in years)		2 years 6 months
Weighted average exercise price of options outstanding (in dollars per share)		$ 93.55
Number Exercisable (in shares)		26,972
Weighted average exercise price of options exercisable (in dollars per share)		$ 113.40